Acquisitions (Tables)	12 Months Ended
Aug. 31, 2021
UMG Media Ltd [member]
IfrsStatementLineItems [Line Items]
Schedule of Assets and Liabilities Assumed in Acquisition

The purchase price allocation is as follows:

Consideration paid	# Issued	Amount
Common shares	288,560	$3,804,344
Options and warrants exchanged	26,553	41,879
		$3,846,223

Fair value of identifiable assets acquired
Cash		$(82,528)
Restricted cash		112,901
Accounts and other receivables		76,052
Prepaid and other current assets		88,877
Property and equipment		313,622
Right-of-use asset		388,996
Intangible assets - Application platforms (Useful life - 5 years)		560,000
Intangible assets - Brand (Useful life - 6 years)		510,000
Intangible assets - Customer lists (Useful life - 3 years)		460,000
Goodwill		3,209,045
Accounts payable and accrued liabilities		(761,766)
Lease liabilities		(420,863)
Players liability account		(112,902)
Promissory notes		(430,745)
Deferred revenue		(64,466)
		$3,846,223

Frankly Inc [member]
IfrsStatementLineItems [Line Items]
Schedule of Assets and Liabilities Assumed in Acquisition

The purchase price allocation is as follows:

Consideration paid	# Issued	Amount
Common shares	2,258,215	$12,155,000
Warrants exchanged	1,055,036	2,157,000
Settlement of a pre-existing relationship		(1,099,999)
		$13,212,001

Fair value of identifiable assets acquired
Cash		1,241,511
Accounts and other receivables		5,368,562
Prepaid and other current assets		444,690
Property and equipment		40,152
Intangible assets - Software (Useful life - 3 years)		2,000,000
Intangible assets - Brand (Useful life - 1 year)		100,000
Intangible assets - Customer contracts (Useful life - 10 years)		2,700,000
Goodwill		14,895,595
Accounts payable and accrued liabilities		(9,590,547)
Deferred revenue		(148,949)
Line of credit		(3,839,013)
		$13,212,001

Win View Inc [member]
IfrsStatementLineItems [Line Items]
Schedule of Assets and Liabilities Assumed in Acquisition

The purchase price allocation is as follows:

Consideration paid	# Issued	Amount
Common shares	1,759,997	$7,579,000
		$7,579,000

Fair value of identifiable assets acquired
Cash		$359,190
Restricted cash		201,540
Prepaid and other current assets		174,313
Intangible assets - Patents (Useful life - 5 years)		9,430,265
Accounts payable and accrued liabilities		(699,053)
Players liability account		(201,540)
Government grants - PPP Loan		(174,795)
Promissory notes		(1,423,738)
Deferred revenue		(87,182)
		$7,579,000

Side Qik Inc [member]
IfrsStatementLineItems [Line Items]
Schedule of Assets and Liabilities Assumed in Acquisition

The purchase price allocation is as follows:

Consideration paid	# Issued	Amount
Common shares	386,584	$3,962,000
RSUs	23,939	$245,000
		$4,207,000

Fair value of identifiable assets acquired
Cash		$255,852
Accounts and other receivables		817,557
Prepaid and other current assets		69,631
Property and equipment		12,730
Intangible assets - Software (Useful life - 5 years)		910,000
Intangible assets - Brand (Useful life - 10 years)		210,000
Intangible assets - Customer relationships (Useful life - 10 years)		310,000
Goodwill		2,900,193
Accounts payable		(292,571)
Accrued liabilities		(502,392)
Deferred revenue		(484,000)
		$4,207,000